Employee Benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Employee Benefits
NOTE 19.	EMPLOYEE BENEFITS
Until December 31, 2015, Petróleos Mexicanos and Subsidiary Entities only had defined benefit pension plans for the retirement of its employees, to which only Petróleos Mexicanos and the Subsidiary Entities contribute. Benefits under these plans are based on an employee’s salary and years of service completed at retirement. As of January 1, 2016, Petróleos Mexicanos and the Subsidiary Entities also have a defined contribution pension plan, in which both Petróleos Mexicanos and the Subsidiary Entities and the employee contribute to an employee’s individual account.
Benefits under the defined benefit plan are mainly based on the years of service completed by the employee, and their remuneration at the date of retirement. The obligations and costs of these plans are recognized based on an actuarial valuation prepared by independent experts. Within the regulatory framework of plan assets, there are no minimum funding requirements. Petróleos Mexicanos and the Subsidiary Entities have established additional plans to cover post-employment benefits, which are based on actuarial studies prepared by independent experts and which include disability, post-mortem pension and the death of retired employees, as well as medical services for retired employees and beneficiaries.
As of December 31, 2019, Petróleos Mexicanos and Subsidiary Entities funded its employees benefits through Mexican trusts, the resources of which come from the retirement line item of PEMEX’s annual budget (an operating expense), or any other line item that substitutes or relates to this line item, or that is associated with the same line item and the interests, dividends or capital gains obtained from the investments of the trusts.
In 2019, the Board of Directors of Petróleos Mexicanos approved modifications to the organic structure of PEMEX. As a result of this, the Subsidiary Entities and Petróleos Mexicanos transferred and / or received active personnel through the figure of employer substitution, with which the Subsidiary Entities and Petróleos Mexicanos recognized the retirement obligations of the transferred personnel whose impact was calculated in the actuarial study carried out by the independent experts.
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2021		2020
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,371,307,692	Ps.	1,516,671,029
Liability for other long-term benefits		12,763,956		18,497,057

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,384,071,648	Ps.	1,535,168,086

The amount reflected in Employee Benefit at the end of the year includes both the defined benefit plan (DB) and the defined contribution plan (DC). As for the defined contribution scheme, the Assets (liabilities) recognized in the balance sheet (DC-warranty) went from Ps. 3,051,044 in 2020 to Ps. 2,417,049 in 2021. The expense in the income statement (net cost for the period, DC-guarantee) was Ps. 467,765 and Ps. 356,880 as of December 2021 and 2020, respectively.
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2021		2020
Liability for defined benefits at the beginning of the year	Ps.	1,516,671,029	Ps.	1,438,849,732
Current Service cost (*)		41,135,899		22,742,631
Past service cost		34,573		—
Net interest		104,524,369		105,699,575
Liquidation event loss		49,032		—
Defined benefits paid by the fund		(6,608,749)		(5,168,608)

Actuarial losses (gains) in other comprehensive r e sults due to:
Change in financial assumptions (1)		(266,985,561)		77,094,827
Change in demographic assumptions (1)		44,085,779		(18,581,935)
For experience during the year		2,581,184		(41,069,054)
Assets of the plan during the year (1)		(52,166)		32,531
Contributions paid to the fund (1)		(64,127,697)		(62,928,670)

Defined benefit liabilities at end of year	Ps.	1,371,307,692	Ps.	1,516,671,029

(*)	The variation between 2021 and 2020 is mainly the result of the contractual review, in which the retirement requirements are maintained.

(1)
The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net of deferred income tax for Ps. 205,401,008 generated in the period from January to December 2021 correspond mainly to the in
crease in the discount rate from 7.08% in 2020 to 8.46% in 2021. Additionally, changes in the population, age, seniority, salary, pensions and benefits had an impact on the results.

	December 31,
Changes in pension plan assets	2021		2020
Plan assets at the beginning of year	Ps.	2,438,724	Ps.	2,585,007
Return on plan assets		294,713		262,273
Payments by the pension fund		(64,623,601)		(63,204,515)
Company contributions to the fund		64,127,697		62,928,670
Actuarial (gains) losses in plan assets		52,164		(32,531)
Adjustment to the Defined Contribution Plan *		—		(100,180)

Pension plan assets at the end of year	Ps.	2,289,697	Ps.	2,438,724

*	The concepts come from the valuation of PMI´s liabilities.
The Labor Fund reduction was due to budgetary requirements derived from the need to meet a financial balance goal in cash flow. In this sense, during 2020 PEMEX’s administration implemented a strategy and the contributions to the Fund are scheduled and executed taking into account the initial balance plus the cost of payrolls and retirements for the year, maintaining a minimum operating balance without the operational continuity risk or payment to personnel.
Contributions from PEMEX to the FOLAPE include contributions associated with the exchange of Mexican Government Bonds for Ps
. 7,607,500 (including Ps. 1,115,000 of principal and Ps
.
6,492,500 of interest) in the months of March, June, September and December, derived from the Federal Government Contribution due to the Modification of the Pension Plan of Petróleos Mexicanos and its Subsidiary Entities. Interest income generated by the total of Government Bonds amounted Ps.
7,094,180
during 2021 of which Petróleos Mexicanos received the payment of Ps.
7,126,559

(see Note 15).
Expected payments for fiscal year 2022 are Ps. 80,211,339.
As of December 31, 2021 and 2020, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2021	2020
Cash and cash equivalents	Ps. 32,199	Ps. 10,845
Debt instruments	2,257,498	2,427,879

Total plan assets	Ps. 2,289,697	Ps. 2,438,724

	December 31,
Changes in Defined Benefit Obligations (DBO)	2021		2020
Defined benefit obligations at the beginning of the year	Ps.	1,519,084,202	Ps.	1,441,356,415
Service costs		21,151,945		20,793,204
Financing costs		104,844,611		105,802,122
Past service costs		34,573		—
Payments by the fund		(71,232,349)		(68,295,593)
Actuarial (losses) gains due to:
Change in financial assumptions (1)		(266,985,561)		77,094,827
Change in demographic assumptions (2)		44,085,779		(18,581,935)
For experience during the year (3)		2,581,184		(41,069,054)
Reductions		—		34,789
Modifications to the pension plan (4)		19,984,109		1,949,427

Defined benefit obligations at the end of year	Ps.	1,373, 548,493	Ps.	1,519,084,202

(1)	Variations in financial assumptions are due to the increase in the discount rate from 7.08% in 2020 to 8.46% in 2021.
(2)	The variation between 2021 and 2020 is mainly the result of the contractual review, in which the retirement requirements are maintained.
(3)	The variation in this assumption depends on factors that changes from year to year. One of these factors is the estimated increase in employee benefits, from 3.62% in 2020 to 5.81% in 2021.
(4)	The variation between 2021 and 2020 is mainly due to the result of the contractual review, in which the retirement requirements are maintained.
The effects on the Defined Benefits Liability upon retirement and post-employment at the end of the period are:

•	The effect of an increase or decrease of one percentage point in the discount rate is a -11.11% and 13.75% , respectiv e ly, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in medical services is 2.86% and -2.09% , respectively, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the inflation is 8.88% and -7.55%, respectively , in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the wage is 1.17% and -1.03%, respectively , in defined benefit obligations.
The effects previously mentioned were determined using the projected unit credit method which was the same method used in the prior valuation.
Assumptions regarding future mortality are based on EMSSA2009 to Unique Circular of the
Comisión Nacional de Seguros y Fianzas
(National Commission of Insurance and Bonds) and include improvements to the mortality rate established in 2021. For the December valuation, the mortality table for retired personnel was updated using an actuarial proposal based on the experience of Petróleos Mexicanos and its Subsidiary Entities. The mortality table for the incapacitated personnel is the EMSSInc-IMSS2012 and for the disabled personnel the EMSSInv-IMSS2012.
PEMEX’s plan assets is held in the FOLAPE trusts, which are managed by BBVA Bancomer, S. A. and a technical committee for each trust that is comprised of personnel from Petróleos Mexicanos and the trusts. As of December 31, 2021, FOLAPE has a balance of Ps. 30,458, while the remaining Ps. 2,259,239 belong to affiliate companies that are in charge of managing their own funds.
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2021 and 2020:

	Fair value measurements as of December 31, 2021
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	32,199	Ps.	—	Ps.	—	Ps.	32,199
Debt instruments		2,257,498		—		—		2,257,498

Total	Ps.	2,289,697	Ps.	—	Ps.	—	Ps.	2,289,697

	Fair value measurements as of December 31, 2020
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	10,845	Ps.	—	Ps.	—	Ps.	10,845
Debt instruments		2,427,879		—		—		2,427,879

Total	Ps.	2,438,724	Ps.	—	Ps.	—	Ps.	2,438,724

As of December 31, 2021 and 2020, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2021	2020
Rate of increase in salaries	4.47%	4.47%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	8.46%	7.08%
Average length of obligation (years)	14.38	17.52

(1)
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of the 2020.

Other long-term benefits
Petróleos Mexicanos and the Subsidiary Entities have established other long-term benefit plans for their employees, to which employees do not contribute, which correspond to the seniority premiums payable for disability, death and survivor benefits (payable to the widow and beneficiaries of worker), medical service, gas and basic basket for beneficiaries. Benefits under these plans are based on an employee’s salary and years of service completed at separation date. Obligations and costs of such plans are recorded in accordance with actuarial valuations performed by independent actuaries.
The amounts recognized for long-term obligations for the years ended December 31, 2021 and 2020 are as follows:

	December 31,
Change in the liability for defined benefits	2021		2020
Liabilities defined benefit at the beginning of year	Ps.	18,497,057	Ps.	17,965,635
Charge to income for the year		2,354,238		2,865,809
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions		(4,121,075)		912,673
Change in demographic assumptions		(2,027,902)		(439,969)
For experience during the year		(1,937,645)		(2,806,112)
Benefits paid		(717)		(979)

Liabilities defined benefit at the end of year	Ps.	12,763,956	Ps.	18,497,057

The expected long-term benefit payments for 2022 amount t
o Ps. 317,898.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are:

•	The effect of an increase or decrease of one percentage point in the discount rate is -15.47% and 20.31%, respectively, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in medical services is 7.65% a n d -5.41% , respectively, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the inflation is 0.31% and -0.29%, respectively, in defined benefit obligations.

•	The effect of an increase or decrease of one percentage point in the wage is 3.94% and -3.55%, respectively in defined benefit obligations.

	December 31,
	2021	2020
Rate of increase in salaries	4.47%	4.47%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	8.46%	7.08%
Average length of obligation (years)	14.38	17.52

(1)
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the profits in financial instruments at the end of 2021, the discount rate increased as compared 2020.